Resource Real Estate Diversified Income Fund
712 Fifth Avenue, 12th Floor
New York, NY 10019
February 1, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund
File Nos.: 333-183982, 811-22749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of Resource Real Estate Diversified Income Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 12, dated February 1, 2017, and (ii) that Post-Effective Amendment No. 12 has been filed electronically with the U.S. Securities and Exchange Commission.

Questions and comments concerning this letter may be directed to JoAnn Strasser at 614-469-3265 or Craig Foster at 614-469-3280 at Thompson Hine LLP.

Sincerely,

/s/ Darshan Patel
Darshan Patel
Secretary, Resource Real Estate Diversified Income Fund